INVESTMENTS (Details Narrative) - Open World Ltd. [Member] - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 11, 2025	Aug. 04, 2025	Aug. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Aug. 02, 2025	Dec. 31, 2024
Offsetting Assets [Line Items]
Shares authorized for potential issuance						0
Number of shares acquired	6,914,459		6,914,459	100,000
Value of shares acquired	$ 4,178,407		$ 4,178,407	$ 169,000
Additional IPST warrants vested				66,667
Carrying value of Company's IPST common shares and warrants				$ 201,949		$ 1,124,927
Changes in fair value				1,637,014	$ 0	7,168,132
Non-current Investments				$ 100,000		$ 100,000		$ 100,000
Strategic Advisory and Implementation Agreement [Member] | Heritage Distilling Holding Company, Inc. [Member]
Offsetting Assets [Line Items]
Shares authorized for potential issuance		2,000,000
Number of warrants to purchase		8,000,000
Exercise price		$ 0.01					$ 0.01